SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period end spot rate	$ 7.2513	$ 6.6981	$ 6.8972
Average Rate	$ 6.9688	$ 6.4976	$ 6.7526